Employee Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Defined contribution plan expenses	₩ 2,067	₩ 1,968	₩ 1,812
Defined benefit plan expenses	₩ 20